Warrants (Tables)	9 Months Ended
Sep. 30, 2018
Warrants
Summary of stock warrants outstanding
	Shares available to purchase with warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2017	-	$-	$-

Issued	453,381,835	$0.0011	$0.0014
Exercised	-	$-	$-
Forfeited	-	$-	$-
Expired	-	$-	$-
Outstanding, September 30, 2018	453,381,835	$0.0011	$0.0014

Exercisable, September 30, 2018	453,381,835	$0.0011	$0.0014

Range of Exercise Prices	Number Outstanding 9/30/2018	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.001 – 0.0071	453,381,835	4.94 years	$0.0011

Schedule binomial option pricing model
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At September 30, 2018	252.42% – 258.24%	2.80%-2.94%	0%	5